INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAXES
Schedule of Income before Income Tax, Domestic and Foreign

	Year Ended December 31,
	2024	2023	2022
France	(5,352)	(9,026)	(418)
Other countries	(13,377)	(11,507)	(1,678)
Total	(18,729)	(20,533)	(2,096)

Schedule of Components of Income Tax (Expense)/Benefit

	Year Ended December 31,
	2024	2023	2022
Current income tax expense:
France	(46)	(77)	(485)
Other countries	(355)	(533)	(251)
Sub-total current income tax expense	(401)	(610)	(736)
Deferred income tax (expense) benefit:
France	5	3	(8)
Other countries	107	(37)	(93)
Sub-total deferred income tax (expense) benefit	112	(34)	(101)
Total	(289)	(644)	(837)

Schedule of Deferred Tax Assets and Liabilities

	2024	2023
Net operating loss carry forwards	20,744	16,356
Elimination of intercompany profit in inventory	452	689
Elimination of intercompany profit in fixed assets	412	396
Provisions for retirement indemnities	689	663
Capital leases treated as operating leases for tax	7	10
Other items	356	354
Total deferred tax assets	22,660	18,468
Total deferred tax liabilities	—	—
Net deferred tax assets	22,660	18,468
Valuation allowance for deferred tax assets	(21,828)	(17,739)
Deferred tax assets (liabilities), net of allowance	833	729

Schedule of Effective Income Tax Rate Reconciliation

	2024	2023	2022
Theoretical income tax (expense) benefit at French statutory tax rate	4,682	5,133	524
Income of foreign subsidiaries taxed at different tax rates	(546)	(546)	(174)
Effect of net operating loss carry-forwards and valuation allowances	(4,431)	(4,439)	(643)
Non-taxable debt fair value variation	—	—	—
Permanent differences	(282)	(263)	(99)
Effect of cancellation of intra-group positions	267	(476)	(366)
French business tax included in income tax (CVAE)	(40)	(74)	(99)
Other	62	20	20
Effective income tax (expense) benefit	(289)	(644)	(837)